Putnam Investments, LLC
                                   One Post Office Square
                                   Boston, MA 02109
                                   April 4, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Equity Income Fund (Reg. No. 2-58869) (811-02742) (the "Fund")
    Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 37 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement.

Comments or questions concerning this certificate may be directed to Karen
R. Kay at 1-800-225-2465, ext. 11105.

                              Very truly yours,
                              Putnam Equity Income Fund

                         By: /s/ Charles E. Porter
                             ----------------------------------
                             Charles E. Porter
                             Executive Vice President, Associate
                             Treasurer and Principal Executive Officer

cc:  Pelagia Ivanova, Esq.